Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2008
Computer and equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful lives	3 years
Furniture and fittings [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful lives	3 years
Fire system [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful lives	5 years
Motor vehicles [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful lives	5 years
Renovation [Member]
Schedule of Estimated Useful Lives [Line Items]
Lease terms	shorter of expected lives of office renovation and lease terms